OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES - Schedule of Offsetting of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross assets and liabilities
Financial assets
Financial assets at fair value through other comprehensive income	£ 27,786	£ 27,260
Financial liabilities
Financial liabilities at fair value through profit or loss		6,831
Gross assets and liabilities | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	6,537
Gross assets and liabilities | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	34,631	25,005
Gross assets and liabilities | Customer deposits
Financial liabilities
Customer deposits	459,313	441,700
Gross assets and liabilities | Derivative liabilities
Financial liabilities
Derivative financial instruments	32,797	66,003
Gross assets and liabilities | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,798	1,674
Gross assets and liabilities | Derivative assets
Financial assets
Derivative financial instruments	33,665	67,428
Gross assets and liabilities | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	8,657	5,958
Gross assets and liabilities | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	487,460	485,960
Gross assets and liabilities | Debt securities
Financial assets
Debt securities	4,562	5,137
Gross assets and liabilities | Loans and advances to banks | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	4,478	4,324
Gross assets and liabilities | Loans and advances to banks | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	431,994	426,104
Gross assets and liabilities | Reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	4,179	1,634
Gross assets and liabilities | Reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	55,466	59,856
Gross assets and liabilities | Deposits from banks | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	3,363	6,230
Gross assets and liabilities | Deposits from banks | Customer deposits
Financial liabilities
Customer deposits	450,538	426,874
Gross assets and liabilities | Repurchase agreements | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	31,268	18,775
Gross assets and liabilities | Repurchase agreements | Customer deposits
Financial liabilities
Customer deposits	8,775	14,826
Offset
Financial assets
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities
Financial liabilities at fair value through profit or loss		0
Offset | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Offset | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	1,183	8
Offset | Customer deposits
Financial liabilities
Customer deposits	9,919	7,131
Offset | Derivative liabilities
Financial liabilities
Derivative financial instruments	28,154	57,775
Offset | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Offset | Derivative assets
Financial assets
Derivative financial instruments	28,154	59,087
Offset | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	1,183	8
Offset | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	9,919	5,819
Offset | Debt securities
Financial assets
Debt securities	0	0
Offset | Loans and advances to banks | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	0	0
Offset | Loans and advances to banks | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	1,165	410
Offset | Reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	1,183	8
Offset | Reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	8,754	5,409
Offset | Deposits from banks | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	0	0
Offset | Deposits from banks | Customer deposits
Financial liabilities
Customer deposits	1,165	1,722
Offset | Repurchase agreements | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	1,183	8
Offset | Repurchase agreements | Customer deposits
Financial liabilities
Customer deposits	8,754	5,409
Net amount recognised in the balance sheet
Financial assets
Financial assets at fair value through other comprehensive income	27,786	27,260
Financial liabilities
Financial liabilities at fair value through profit or loss		6,831
Net amount recognised in the balance sheet | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	6,537
Net amount recognised in the balance sheet | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	33,448	24,997
Net amount recognised in the balance sheet | Customer deposits
Financial liabilities
Customer deposits	449,394	434,569
Net amount recognised in the balance sheet | Derivative liabilities
Financial liabilities
Derivative financial instruments	4,643	8,228
Net amount recognised in the balance sheet | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,798	1,674
Net amount recognised in the balance sheet | Derivative assets
Financial assets
Derivative financial instruments	5,511	8,341
Net amount recognised in the balance sheet | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	7,474	5,950
Net amount recognised in the balance sheet | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	477,541	480,141
Net amount recognised in the balance sheet | Debt securities
Financial assets
Debt securities	4,562	5,137
Net amount recognised in the balance sheet | Loans and advances to banks | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	4,478	4,324
Net amount recognised in the balance sheet | Loans and advances to banks | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	430,829	425,694
Net amount recognised in the balance sheet | Reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	2,996	1,626
Net amount recognised in the balance sheet | Reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	46,712	54,447
Net amount recognised in the balance sheet | Deposits from banks | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	3,363	6,230
Net amount recognised in the balance sheet | Deposits from banks | Customer deposits
Financial liabilities
Customer deposits	449,373	425,152
Net amount recognised in the balance sheet | Repurchase agreements | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	30,085	18,767
Net amount recognised in the balance sheet | Repurchase agreements | Customer deposits
Financial liabilities
Customer deposits	21	9,417
Cash collateral received/ pledged
Financial assets
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities
Financial liabilities at fair value through profit or loss		0
Cash collateral received/ pledged | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Cash collateral received/ pledged | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	1,404	2,351
Cash collateral received/ pledged | Customer deposits
Financial liabilities
Customer deposits	217	350
Cash collateral received/ pledged | Derivative liabilities
Financial liabilities
Derivative financial instruments	452	1,860
Cash collateral received/ pledged | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Cash collateral received/ pledged | Derivative assets
Financial assets
Derivative financial instruments	1,621	2,702
Cash collateral received/ pledged | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	350	1,023
Cash collateral received/ pledged | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	102	837
Cash collateral received/ pledged | Debt securities
Financial assets
Debt securities	0	0
Cash collateral received/ pledged | Loans and advances to banks | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	350	1,023
Cash collateral received/ pledged | Loans and advances to banks | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	102	837
Cash collateral received/ pledged | Reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	0	0
Cash collateral received/ pledged | Reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	0	0
Cash collateral received/ pledged | Deposits from banks | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	1,404	2,351
Cash collateral received/ pledged | Deposits from banks | Customer deposits
Financial liabilities
Customer deposits	217	350
Cash collateral received/ pledged | Repurchase agreements | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	0	0
Cash collateral received/ pledged | Repurchase agreements | Customer deposits
Financial liabilities
Customer deposits	0	0
Non-cash collateral received/ pledged
Financial assets
Financial assets at fair value through other comprehensive income	4,981	5,132
Financial liabilities
Financial liabilities at fair value through profit or loss		0
Non-cash collateral received/ pledged | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Non-cash collateral received/ pledged | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	30,085	18,767
Non-cash collateral received/ pledged | Customer deposits
Financial liabilities
Customer deposits	1,527	12,179
Non-cash collateral received/ pledged | Derivative liabilities
Financial liabilities
Derivative financial instruments	4,191	4,849
Non-cash collateral received/ pledged | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	35	0
Non-cash collateral received/ pledged | Derivative assets
Financial assets
Derivative financial instruments	2,733	3,555
Non-cash collateral received/ pledged | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	2,996	1,626
Non-cash collateral received/ pledged | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	48,218	57,209
Non-cash collateral received/ pledged | Debt securities
Financial assets
Debt securities	267	0
Non-cash collateral received/ pledged | Loans and advances to banks | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	0	0
Non-cash collateral received/ pledged | Loans and advances to banks | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	1,506	2,762
Non-cash collateral received/ pledged | Reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	2,996	1,626
Non-cash collateral received/ pledged | Reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	46,712	54,447
Non-cash collateral received/ pledged | Deposits from banks | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	0	0
Non-cash collateral received/ pledged | Deposits from banks | Customer deposits
Financial liabilities
Customer deposits	1,506	2,762
Non-cash collateral received/ pledged | Repurchase agreements | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	30,085	18,767
Non-cash collateral received/ pledged | Repurchase agreements | Customer deposits
Financial liabilities
Customer deposits	21	9,417
Potential net amounts if offset of related amounts permitted
Financial assets
Financial assets at fair value through other comprehensive income	22,805	22,128
Financial liabilities
Financial liabilities at fair value through profit or loss		6,831
Potential net amounts if offset of related amounts permitted | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	6,537
Potential net amounts if offset of related amounts permitted | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	1,959	3,879
Potential net amounts if offset of related amounts permitted | Customer deposits
Financial liabilities
Customer deposits	447,650	422,040
Potential net amounts if offset of related amounts permitted | Derivative liabilities
Financial liabilities
Derivative financial instruments	0	1,519
Potential net amounts if offset of related amounts permitted | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,763	1,674
Potential net amounts if offset of related amounts permitted | Derivative assets
Financial assets
Derivative financial instruments	1,157	2,084
Potential net amounts if offset of related amounts permitted | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	4,128	3,301
Potential net amounts if offset of related amounts permitted | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	429,221	422,095
Potential net amounts if offset of related amounts permitted | Debt securities
Financial assets
Debt securities	4,295	5,137
Potential net amounts if offset of related amounts permitted | Loans and advances to banks | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	4,128	3,301
Potential net amounts if offset of related amounts permitted | Loans and advances to banks | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	429,221	422,095
Potential net amounts if offset of related amounts permitted | Reverse repurchase agreements | Loans and advances to banks and reverse repurchase agreements
Financial assets
Loans and advances to banks	0	0
Potential net amounts if offset of related amounts permitted | Reverse repurchase agreements | Loans and advances to customers and reverse repurchase agreements
Financial assets
Loans and advances to customers	0	0
Potential net amounts if offset of related amounts permitted | Deposits from banks | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	1,959	3,879
Potential net amounts if offset of related amounts permitted | Deposits from banks | Customer deposits
Financial liabilities
Customer deposits	447,650	422,040
Potential net amounts if offset of related amounts permitted | Repurchase agreements | Deposits from banks and repurchase agreements:
Financial liabilities
Deposits from banks	0	0
Potential net amounts if offset of related amounts permitted | Repurchase agreements | Customer deposits
Financial liabilities
Customer deposits	£ 0	£ 0